Calvert
Mid-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Automobile Components — 3.8%
Aptiv PLC(1)	45,097	$ 4,603,953
Dorman Products, Inc.(1)	66,299	5,226,350
		$ 9,830,303
Banks — 0.9%
Commerce Bancshares, Inc.	48,059	$ 2,340,473
		$ 2,340,473
Building Products — 2.1%
Trex Co., Inc.(1)	81,629	$ 5,351,597
		$5,351,597
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	18,667	$4,058,766
MarketAxess Holdings, Inc.	17,141	4,481,000
Tradeweb Markets, Inc., Class A	62,861	4,304,721
		$12,844,487
Chemicals — 2.0%
Quaker Chemical Corp.	26,547	$5,174,010
		$5,174,010
Commercial Services & Supplies — 5.2%
Copart, Inc.(1)	63,124	$5,757,540
Rentokil Initial PLC ADR	198,749	7,753,199
		$13,510,739
Communications Equipment — 2.0%
Motorola Solutions, Inc.	18,069	$5,299,276
		$5,299,276
Consumer Staples Distribution & Retail — 3.7%
Casey's General Stores, Inc.	10,837	$2,642,928
Sysco Corp.	92,766	6,883,237
		$9,526,165
Containers & Packaging — 2.3%
AptarGroup, Inc.	51,412	$5,956,594
		$5,956,594
Distributors — 0.4%
Pool Corp.	3,082	$1,154,640
		$1,154,640
Security	Shares	Value
Electric Utilities — 3.9%
Alliant Energy Corp.	121,349	$ 6,368,396
Xcel Energy, Inc.	59,242	3,683,075
		$ 10,051,471
Electrical Equipment — 3.1%
AMETEK, Inc.	36,149	$ 5,851,800
Generac Holdings, Inc.(1)	14,439	2,153,288
		$ 8,005,088
Electronic Equipment, Instruments & Components — 1.6%
TE Connectivity, Ltd.	29,444	$4,126,871
		$4,126,871
Financial Services — 1.5%
Euronet Worldwide, Inc.(1)	33,477	$3,929,196
		$3,929,196
Ground Transportation — 1.0%
Landstar System, Inc.	13,368	$2,573,875
		$2,573,875
Health Care Equipment & Supplies — 8.4%
Cooper Cos., Inc. (The)	20,667	$7,924,348
Envista Holdings Corp.(1)	103,715	3,509,715
IDEXX Laboratories, Inc.(1)	7,416	3,724,538
Teleflex, Inc.	28,126	6,807,336
		$21,965,937
Health Care Providers & Services — 1.4%
R1 RCM, Inc.(1)	193,442	$3,569,005
		$3,569,005
Hotels, Restaurants & Leisure — 4.1%
Domino's Pizza, Inc.	13,140	$4,428,049
Wyndham Hotels & Resorts, Inc.	91,095	6,246,384
		$10,674,433
Industrial REITs — 2.1%
Rexford Industrial Realty, Inc.	104,969	$5,481,481
		$5,481,481
Insurance — 6.2%
RLI Corp.	32,342	$4,413,713
Ryan Specialty Holdings, Inc.(1)	73,673	3,307,181
W.R. Berkley Corp.	67,883	4,043,111

Calvert
Mid-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group, Ltd.	3,197	$ 4,440,345
		$ 16,204,350
IT Services — 2.8%
VeriSign, Inc.(1)	32,324	$ 7,304,254
		$ 7,304,254
Life Sciences Tools & Services — 1.6%
Waters Corp.(1)	16,124	$ 4,297,691
		$ 4,297,691
Machinery — 6.0%
Graco, Inc.	67,815	$5,855,825
Middleby Corp. (The)(1)	26,491	3,916,165
Nordson Corp.	23,335	5,791,280
		$15,563,270
Multi-Utilities — 2.4%
CMS Energy Corp.	106,109	$6,233,904
		$6,233,904
Pharmaceuticals — 2.7%
Jazz Pharmaceuticals PLC(1)	22,292	$2,763,539
Royalty Pharma PLC, Class A	136,577	4,198,377
		$6,961,916
Professional Services — 1.0%
Ceridian HCM Holding, Inc.(1)	39,313	$2,632,792
		$2,632,792
Residential REITs — 4.4%
Equity LifeStyle Properties, Inc.	91,066	$6,091,405
Mid-America Apartment Communities, Inc.	34,582	5,251,622
		$11,343,027
Semiconductors & Semiconductor Equipment — 2.6%
Microchip Technology, Inc.	74,329	$6,659,135
		$6,659,135
Software — 7.4%
Fair Isaac Corp.(1)	8,108	$6,561,075
Synopsys, Inc.(1)	13,366	5,819,690
Tyler Technologies, Inc.(1)	16,752	6,976,705
		$19,357,470
Security	Shares	Value
Specialized REITs — 2.2%
Lamar Advertising Co., Class A	58,398	$ 5,796,002
		$ 5,796,002
Specialty Retail — 3.5%
Floor & Decor Holdings, Inc., Class A(1)	12,997	$ 1,351,168
O'Reilly Automotive, Inc.(1)	6,407	6,120,607
RH(1)(2)	5,281	1,740,565
		$ 9,212,340
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	157,601	$4,939,216
United Rentals, Inc.	4,509	2,008,173
		$6,947,389
Total Common Stocks (identified cost $230,705,185)		$259,879,181

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$360	$ 349,791
Total High Social Impact Investments (identified cost $360,000)		$ 349,791

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(5)	7,847,976	$ 7,847,976
Total Short-Term Investments (identified cost $7,847,976)		$ 7,847,976
Total Investments — 103.0% (identified cost $238,913,161)		$268,076,948
Other Assets, Less Liabilities — (3.0)%		$ (7,904,644)
Net Assets — 100.0%		$260,172,304

Calvert
Mid-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $1,723,097 and the total market value of the collateral received by the Fund was $1,745,785, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $349,791, which represents 0.1% of the net assets of the Fund as of June 30, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2023.
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $8,197,767, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 334,354	$ —	$ —	$ —	$15,437	$ 349,791	$ 4,050	$ 360,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	5,423,426	35,603,523	(33,178,973)	—	—	7,847,976	103,071	7,847,976
Total				$ —	$15,437	$8,197,767	$107,121

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Mid-Cap Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$259,879,181(1)	$ —	$ —	$259,879,181
High Social Impact Investments	—	349,791	—	349,791
Short-Term Investments	7,847,976	—	—	7,847,976
Total Investments	$267,727,157	$349,791	$ —	$268,076,948

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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